Matthews Pacific Tiger Active ETF	September 30, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 99.2%
	Shares	Value
China/Hong Kong: 39.4%
Alibaba Group Holding, Ltd.	357,940	$5,068,993
Tencent Holdings, Ltd.	84,600	4,842,377
Meituan Class Bb,c,d	135,100	2,991,593
Ping An Insurance Group Co. of China, Ltd. H Shares	461,000	2,976,395
PDD Holdings, Inc. ADR[c]	19,110	2,576,219
Hong Kong Exchanges & Clearing, Ltd.	52,700	2,213,163
Trip.com Group, Ltd.[c]	33,150	2,095,481
KE Holdings, Inc. ADR	77,529	1,543,602
Kweichow Moutai Co., Ltd. A Shares	5,500	1,373,694
China Resources Land, Ltd.	366,500	1,351,815
China Merchants Bank Co., Ltd. H Shares	264,500	1,312,710
China Construction Bank Corp. H Shares	1,201,000	909,157
Midea Group Co., Ltd. A Shares	83,600	908,549
Techtronic Industries Co., Ltd.	58,000	881,854
Weichai Power Co., Ltd. H Shares	432,000	798,651
BYD Co., Ltd. H Shares	20,500	749,005
Foxconn Industrial Internet Co., Ltd. A Shares	142,200	511,816
Hongfa Technology Co., Ltd. A Shares	91,900	426,354
Silergy Corp.	27,000	399,286
Innovent Biologics, Inc.[b,c,d]	57,500	348,664
Hongfa Technology Co., Ltd. A Shares	62,500	290,681
PetroChina Co., Ltd. H Shares	324,000	264,456
Total China/Hong Kong		34,834,515

India: 18.9%
HDFC Bank, Ltd.	90,570	1,871,950
ICICI Bank, Ltd. ADR	43,204	1,289,639
Mahindra & Mahindra, Ltd.	30,845	1,139,150
SBI Life Insurance Co., Ltd.[b,d]	48,696	1,071,529
Hindustan Unilever, Ltd.	30,308	1,069,914
Zomato, Ltd.[c]	312,982	1,020,724
Dixon Technologies India, Ltd.[d]	6,014	990,569
Bharti Airtel, Ltd.	45,936	937,097
Sun Pharmaceutical Industries, Ltd.	39,066	898,178
Bajaj Housing Finance, Ltd.[c]	487,154	895,583
Lupin, Ltd.	33,915	886,755
Infosys, Ltd.	37,123	830,870
Titan Co., Ltd.	14,211	648,465
Power Grid Corp. of India, Ltd.	152,325	641,373
Suzlon Energy, Ltd.[c]	655,257	625,925
Computer Age Management Services, Ltd.	9,395	494,306
Cummins India, Ltd.	9,504	431,649
Jubilant Foodworks, Ltd.	52,952	430,876
JSW Energy, Ltd.	23,731	207,587
Grasim Industries, Ltd.	5,270	175,803
MakeMyTrip, Ltd.[c]	1,630	151,509
Total India		16,709,451

Taiwan: 17.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	50,786	8,820,005
Hon Hai Precision Industry Co., Ltd.	230,000	1,362,710
Quanta Computer, Inc.	153,000	1,276,350
Cathay Financial Holding Co., Ltd.	429,000	901,474
Elite Material Co., Ltd.	60,000	847,487
Delta Electronics, Inc.	65,000	781,524
E Ink Holdings, Inc.	55,000	509,219
Accton Technology Corp.	26,000	437,078

	Shares	Value
Lotes Co., Ltd.	9,000	$393,882
Makalot Industrial Co., Ltd.	34,680	382,454
Alchip Technologies, Ltd.	2,000	124,816
Total Taiwan		15,836,999

South Korea: 9.7%
Samsung Electronics Co., Ltd.	47,251	2,222,174
SK Hynix, Inc.	16,138	2,154,695
Hyundai Motor Co.	5,881	1,097,319
Samsung Fire & Marine Insurance Co., Ltd.	3,122	822,459
Shinhan Financial Group Co., Ltd.	16,220	688,392
HD Hyundai Electric Co., Ltd.	1,734	436,914
Samsung Biologics Co., Ltd.[b,c,d]	551	411,659
SHIFT UP Corp.[c]	5,115	220,997
KB Financial Group, Inc.	3,314	205,018
LEENO Industrial, Inc.	1,356	195,981
Samsung Heavy Industries Co., Ltd.[c]	21,526	165,103
Total South Korea		8,620,711

Singapore: 3.7%
Sea, Ltd. ADR[c]	14,116	1,330,856
DBS Group Holdings, Ltd.	37,200	1,104,103
Singapore Telecommunications, Ltd.	335,500	847,910
Total Singapore		3,282,869

Vietnam: 2.7%
Asia Commercial Bank JSC	1,233,200	1,292,689
FPT Corp.	194,850	1,066,856
Total Vietnam		2,359,545

Malaysia: 2.1%
CIMB Group Holdings BHD	537,700	1,049,712
Telekom Malaysia BHD	521,000	849,065
Total Malaysia		1,898,777

Philippines: 2.0%
Bank of the Philippine Islands	549,660	1,325,167
SM Investments Corp.	23,630	403,128
Total Philippines		1,728,295

Indonesia: 1.8%
PT Bank Central Asia Tbk	1,203,200	820,544
PT Bank Rakyat Indonesia Persero Tbk	1,820,700	595,275
PT Bank Mandiri Persero Tbk	380,200	173,903
Total Indonesia		1,589,722

Thailand: 1.0%
Central Pattana Public Co., Ltd.	439,500	915,127
Total Thailand		915,127

Total Investments: 99.2%		87,776,011
(Cost $71,947,274)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.8%		737,573
Net Assets: 100.0%		$88,513,584

Matthews Pacific Tiger Active ETF	September 30, 2024
Schedule of Investmentsa (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2024, the aggregate value is $4,823,445, which is 5.45% of net assets.
c	Non-income producing security.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
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